INVESTMENTS ACCOUNTED FOR BY THE EQUITY METHOD (Schedule of Combined Financial Information of Equity Method Investments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS ACCOUNTED FOR BY EQUITY METHOD [Abstract]
Revenues	$ 351.6	$ 110.6
Expenses	(142.7)	(74.2)
Gross profit	208.9	36.4
Current assets	1,204.6	24.8
Property, plant and equipment	7,602.5	82.8
Intangible assets	22.9	5.6
Long-term investments and other assets	1,326.6	843.3
Current liabilities	(1,015.2)	(41.7)
Other long-term liabilities	$ (949.6)	$ (189.1)